PARTNERSHIP CAPITAL - Additional Information (Details) $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 23, 2018 USD ($)	Jan. 23, 2018 CAD ($) $ / shares	Jan. 26, 2017 USD ($) shares	Jan. 26, 2017 CAD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2018 USD ($) day shares	Jun. 30, 2017 USD ($) shares	Dec. 31, 2017 shares
Schedule of Partnership Units [Line Items]
Partnership units issued, net of issuance costs | $						$ 4	$ 5	$ 8	$ 11
Share issue related cost (less than) | $					$ 28
Volume weighted average of trading price, number of trading days | day								5
Preferred Unitholders Capital [Member] | Series 9 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash								8.0
Number of share issued, price per share | $ / shares		$ 25
Partnership units issued, net of issuance costs	$ 161	$ 200
Share issue related cost (less than) | $	$ 1
Quarterly fixed distribution rate	5.00%	5.00%
Underwriting related cost | $	$ 4
Preferred Unitholders Capital [Member] | Series 7 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash			12.0	12.0						12.0
Number of share issued, price per share | $ / shares				$ 25
Partnership units issued, net of issuance costs			$ 225	$ 300
Share issue related cost (less than) | $			$ 1
Quarterly fixed distribution rate			5.00%	5.00%
Underwriting related cost | $			$ 4
Special General Partner
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding						1.6	1.6	1.6	1.6
Special General Partner | Issued capital [member]
Schedule of Partnership Units [Line Items]
Issued for cash								0.0		0.0
Limited Partners 1 [Member]
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding						276.7	259.6	276.6	259.5
Limited Partners 1 [Member] | Issued capital [member]
Schedule of Partnership Units [Line Items]
Issued for cash					16.6			0.2		17.2
Number of share issued, price per share | $ / shares					$ 42
Partnership units issued, net of issuance costs | $					$ 700
Dividend reinvestment plan, unit issued (less than)								1.0	1.0
Dividend reinvestment plan, proceeds | $								$ 8	$ 11
Special General Partner and Limited Partner | Issued capital [member]
Schedule of Partnership Units [Line Items]
Issued for cash								0.2		17.2
Non-controlling Interest - Redeemable Partnership Units [Member] | Issued capital [member]
Schedule of Partnership Units [Line Items]
Issued for cash					7.4			0.0		7.4
Partnership units issued, net of issuance costs | $					$ 300
Weighted average number of shares outstanding						115.8	108.4	115.8	108.4